CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED NET INCOME	$ 9,086	$ 8,646	$ 11,837
Other comprehensive income
Net foreign currency translation adjustment	(182)	(692)	(947)
Net gain (loss) on derivatives	99	145	(120)
Net urealized gain (loss) on available-for-sale securities	178	(7)	102
Net change in pension and other benefit liabilities	(668)	(763)	282
TOTAL COMPREHENSIVE INCOME	8,513	7,329	11,154
Less: Comprehensive income (loss) attributable to noncontrolling interests	105	10	38
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO SHAREOWNERS OF THE COCA-COLA COMPANY	$ 8,408	$ 7,319	$ 11,116